CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 175 (“PEA No. 175”) on May 31, 2012, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Balanced Fund	Janus Overseas Fund
– Class N Shares	– Class N Shares
Janus Contrarian Fund	Janus Research Fund
– Class N Shares	– Class N Shares
Janus Emerging Markets Fund	Janus Short-Term Bond Fund
– Class N Shares	– Class N Shares
Janus Enterprise Fund	Janus Triton Fund
– Class N Shares	– Class N Shares
Janus Flexible Bond Fund	Janus Venture Fund
– Class N Shares	– Class N Shares
Janus Forty Fund	Janus Worldwide Fund
– Class N Shares	– Class N Shares
Janus Fund	Perkins Global Value Fund
– Class N Shares	– Class N Shares
Janus Global Bond Fund	Perkins Large Cap Value Fund
– Class N Shares	– Class N Shares
Janus Global Research Fund	Perkins Mid Cap Value Fund
– Class N Shares	– Class N Shares
Janus Global Select Fund	Perkins Select Value Fund
– Class N Shares	– Class N Shares
Janus Growth and Income Fund	Perkins Small Cap Value Fund
– Class N Shares	– Class N Shares
Janus High-Yield Fund	Perkins Value Plus Income Fund
– Class N Shares	– Class N Shares
Janus International Equity Fund
– Class N Shares
          (collectively, the “Funds”)
3.	The text of PEA No. 175 has been filed electronically.
DATED: June 5, 2012

JANUS INVESTMENT FUND on behalf of the Funds
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President